Related Parties	12 Months Ended
Dec. 31, 2017
Related Parties [Abstract]
RELATED PARTIES
NOTE 19:-	RELATED PARTIES

a.	Service Agreement with Cukierman & Co.:

In 2003, the Company’s Audit Committee and Board of Directors approved the engagement of Cukierman & Co. Investment House Ltd. (“Cukierman & Co.”), to provide non-exclusive investment-banking services and business development services to the Company.

On July 15, 2013, an additional amendment to the Service Agreement was signed by which all payments to Cukierman & Co. will be made on a quarterly basis.

In February 2015, the Company terminated the Service agreement.

Expenses the Company recorded according to the Service Agreement with Cukierman & Co. are:

	Year ended December 31,
	2017	2016	2015

Success fee related to private placement	-	-	-
Retainer fee	-	-	12

Total	-	-	12

During the years 2017, 2016 and 2015, the Company issued 0, 0 and 4,065 Ordinary Shares to Cukierman & Co. as per the Service Agreement as revised, respectively.

b.	Agreements with THCAP:

On December 13, 2012 the Company’s shareholders approved that Telegraph Hill Capital Fund I, LLC will be paid a monthly retainer for business development services in the amount of $3.7 per month to be paid in the Company’s Ordinary Shares once a year, using a price per share as stipulated in the revised agreement. In addition, the Company’s shareholders approved that those payments to THCAP on behalf of Mr. Gutierrez Roy’s services as a Director be made in the Company’s Ordinary Shares, on a quarterly basis.

On August 21, 2014, the Company’s Board of Directors terminated the Advisory Agreement with THCAP.

On October 22, 2015, the Company’s Board of Directors approved the payment of THCAP’s director’s fees in cash.

On December 31, 2017, 2016 and 2015 the Company did not issued to THCAP any Ordinary shares for the retainer for business development services and as director’s fees.

Mr. Luis Gutierrez Roy, managing partner of THCAP, has left the Company’s Board of Directors on July 15, 2015.

Expenses incurred according to the agreements with THCAP are as follows:

	Year ended December 31,
	2017	2016	2015

Retainer fees	$-	$-	$-
Director’s fee	-	-	6

Total	$-	$-	$6

c.	Agreements with iDnext:

On January 01, 2016 the Company, through its wholly owned subsidiary BOS-Dimex, consummated the acquisition of the business operations of iDnext Ltd. (“iDnext”) and its subsidiary Next-Line Ltd. (“Next-Line”) (see Note 3).

Pursuant to a Management Services Agreement entered into as part of the acquisition agreement, iDnext is to be paid a monthly fee of 33 Thousand NIS (approximately $8.5) through December 31, 2017. iDnext is controlled by Mr. Moti Harel, who was a member of the Company’s Board of Directors until December 12, 2017. The Management Services Agreement expired on December 31, 2017  and the parties are negotiating a new agreement.

Expenses incurred according to the agreement with iDnext are as follows:

	Year ended December 31,
	2017	2016	2015

Monthly fees	$125	$104	$-

Total	$125	$104	$-